Schedule of Investments (unaudited) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 88.3%

Aerospace & Defense — 1.5%
Aerojet Rocketdyne Holdings, Inc.(a)	1,246	$62,935
Arconic, Inc.(b)	1,933	50,258
Boeing Co.	3,143	1,195,817
Curtiss-Wright Corp.	139	17,982
General Dynamics Corp.	1,310	239,376
Hanwha Aerospace Co. Ltd.(a)	897	31,591
HEICO Corp.	309	38,588
HEICO Corp., Class A	832	80,962
Hexcel Corp.	278	22,832
Huntington Ingalls Industries, Inc.	639	135,334
L3Harris Technologies, Inc.	1,020	212,813
Lockheed Martin Corp.	5,207	2,031,042
Mercury Systems, Inc.(a)	1,309	106,252
Northrop Grumman Corp.	1,824	683,617
Parsons Corp.(a)(b)	3,926	129,480
Raytheon Co.	3,219	631,536
Spirit AeroSystems Holdings, Inc., Class A	307	25,248
Teledyne Technologies, Inc.(a)	1,089	350,647
Textron, Inc.	2,309	113,049
TransDigm Group, Inc.(b)	369	192,127
United Technologies Corp.	2,266	309,354
Vectrus, Inc.(a)(b)	974	39,593
Wesco Aircraft Holdings, Inc.(a)	2,853	31,412

		6,731,845

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(b)	8,682	736,060
Echo Global Logistics, Inc.(a)	4,359	98,731
Expeditors International of Washington, Inc.(b)	4,196	311,721
FedEx Corp.	3,800	553,166
Hub Group, Inc., Class A(a)(b)	7,410	344,565
Park-Ohio Holdings Corp.	2,476	73,933
Radiant Logistics, Inc.(a)(b)	13,114	67,799
United Parcel Service, Inc., Class B	6,859	821,846
XPO Logistics, Inc.(a)(b)	3,002	214,853

		3,222,674

Airlines — 0.3%
Aeroflot PJSC	90,390	143,745
Alaska Air Group, Inc.(b)	1,897	123,134
American Airlines Group, Inc.(b)	2,466	66,508
Copa Holdings SA, Class A	142	14,022
Delta Air Lines, Inc.	4,401	253,498
Hawaiian Holdings, Inc.(b)	570	14,968
InterGlobe Aviation Ltd.(c)	4,197	112,077
JetBlue Airways Corp.(a)	969	16,231
Pegasus Hava Tasimaciligi AS(a)	7,403	79,460
Southwest Airlines Co.	4,472	241,533
Spirit Airlines, Inc.(a)(b)	958	34,775

Security	Shares	Value

Airlines (continued)
United Airlines Holdings, Inc.(a)	1,155	$102,114

		1,202,065

Auto Components — 0.3%
Adient PLC	1,961	45,024
American Axle & Manufacturing Holdings, Inc.(a)	7,040	57,869
Aptiv PLC	1,484	129,731
Cooper-Standard Holdings, Inc.(a)	2,053	83,927
Dana, Inc.	22,897	330,633
Gentex Corp.	2,368	65,203
Goodyear Tire & Rubber Co.	11,100	159,895
Hyundai Mobis Co. Ltd.	1,420	298,829
LCI Industries	128	11,757
Standard Motor Products, Inc.	2,173	105,499
Tenneco, Inc., Class A(b)	3,088	38,662
Tianneng Power International Ltd.	172,000	121,177
Visteon Corp.(a)	265	21,873

		1,470,079

Automobiles — 0.5%
BAIC Motor Corp. Ltd., Class H(c)	74,500	46,025
Ford Motor Co.	55,704	510,249
Ford Otomotiv Sanayi AS	16,064	168,966
General Motors Co.	10,533	394,777
Harley-Davidson, Inc.(b)	1,954	70,285
Hyundai Motor Co.	2,461	275,546
Kia Motors Corp.	13,000	495,652
Tata Motors Ltd.(a)	16,628	27,587
Tesla, Inc.(a)(b)	1,813	436,697
Thor Industries, Inc.(b)	173	9,799

		2,435,583

Banks — 6.9%
Agricultural Bank of China Ltd., Class A	174,400	84,582
Akbank TAS(a)	33,348	47,855
Al Rajhi Bank	28,346	478,734
Alinma Bank	45,334	271,464
Alliance Bank Malaysia Bhd	46,800	31,858
Ameris Bancorp	1,197	48,167
AMMB Holdings Bhd	47,400	46,850
Associated Banc-Corp	525	10,631
Axis Bank Ltd.	24,478	236,881
Banco Santander Brasil SA	6,400	69,823
Bancolombia SA — ADR	11,693	578,219
Bancorp, Inc.(a)	10,249	101,465
Bandhan Bank Ltd.(c)	10,094	70,138
Bank Al-Jazira	10,368	37,362
Bank Central Asia Tbk PT	60,700	129,775
Bank Mandiri Persero Tbk PT	372,500	183,216
Bank Negara Indonesia Persero Tbk PT	95,700	49,524
Bank of America Corp.	56,354	1,643,846
Bank of Beijing Co. Ltd., Class A	38,000	28,554
Bank of China Ltd., Class A	291,000	146,001
Bank of China Ltd., Class H	258,000	101,180

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Commerce Holdings(b)	4,577	$49,844
Bank of Communications Co. Ltd., Class A	178,195	136,109
Bank of Hawaii Corp.(b)	132	11,343
Bank of Jiangsu Co. Ltd., Class A	167,298	157,478
Bank of Nanjing Co. Ltd., Class A	255,966	308,263
Bank of Shanghai Co. Ltd., Class A	75,996	99,584
Bank OZK(b)	398	10,853
Bank Polska Kasa Opieki SA	11,201	285,934
Bank Rakyat Indonesia Persero Tbk PT	1,336,300	388,014
BankFinancial Corp.	1,975	23,503
BankUnited, Inc.	307	10,321
Banner Corp.	8,722	489,915
Banque Saudi Fransi	3,326	28,670
BB&T Corp.	652	34,797
BOK Financial Corp.	106	8,390
Boston Private Financial Holdings, Inc.	10,683	124,510
Cadence BanCorp(b)	20,764	364,201
Capital City Bank Group, Inc.(b)	3,810	104,585
Cathay General Bancorp(b)	24,173	839,649
CenterState Bank Corp.	16,355	392,275
Central Pacific Financial Corp.	18,926	537,498
China CITIC Bank Corp. Ltd., Class A	139,696	110,400
China CITIC Bank Corp. Ltd., Class H	80,000	42,653
China Construction Bank Corp., Class H	744,000	566,897
China Everbright Bank Co. Ltd., Class A	544,700	300,723
China Minsheng Banking Corp. Ltd., Class A	169,900	143,335
China Minsheng Banking Corp. Ltd., Class H	124,000	84,301
CIMB Group Holdings Bhd	569,700	684,466
Citigroup, Inc.	8,406	580,687
Citizens Financial Group, Inc.	8,963	317,021
Comerica, Inc.	262	17,289
Commerce Bancshares, Inc.(b)	326	19,772
Credicorp Ltd.	447	93,173
Cullen/Frost Bankers, Inc.(b)	2,627	232,621
CVB Financial Corp.(b)	6,999	146,069
Dubai Islamic Bank PJSC	32,718	46,749
East West Bancorp, Inc.	2,218	98,235
Farmers National Banc Corp.(b)	2,235	32,363
Federal Bank, Ltd.	43,333	55,345
First Abu Dhabi Bank PJSC	28,253	115,874
First BanCorp, Puerto Rico	1,403	14,002
First Citizens BancShares, Inc., Class A	24	11,317
First Commonwealth Financial Corp.	4,945	65,670
First Financial Corp.	3,603	156,622
First Financial Northwest, Inc.	18,667	275,898
First Hawaiian, Inc.	3,026	80,794
First Horizon National Corp.	18,404	298,145
First Merchants Corp.(b)	2,285	85,996
First Midwest Bancorp, Inc.	2,099	40,889
First Savings Financial Group, Inc.(b)	453	28,630
FNB Corp.	1,061	12,233

Security	Shares	Value

Banks (continued)
Glacier Bancorp, Inc.	4,324	$174,949
HDFC Bank Ltd.	8,764	151,876
Home BancShares, Inc.(b)	28,857	542,367
Hong Leong Bank Bhd	16,600	64,858
Independent Bank Group, Inc.(b)	9,065	476,910
IndusInd Bank Ltd.	9,932	194,148
Industrial & Commercial Bank of China Ltd., Class A	82,800	64,178
Industrial & Commercial Bank of China Ltd., Class H	54,000	36,177
Investors Bancorp, Inc.	11,646	132,299
Itau Unibanco Holding SA, Preference Shares	168,041	1,416,738
JPMorgan Chase & Co.	20,221	2,379,810
The Karnataka Bank Ltd.	34,787	37,164
KB Financial Group, Inc.	7,343	262,083
Lakeland Bancorp, Inc.	6,566	101,313
Macatawa Bank Corp.(b)	505	5,247
Malayan Banking Bhd	42,700	86,755
Mercantile Bank Corp.	6,840	224,352
MidWestOne Financial Group, Inc.	11	336
National Bank Holdings Corp., Class A(b)	2,352	80,415
National Commercial Bank	23,302	286,212
Nedbank Group Ltd.	22,925	343,512
Opus Bank	615	13,389
PacWest Bancorp	386	14,027
Peoples Bancorp of North Carolina, Inc.	85	2,525
Pinnacle Financial Partners, Inc.	246	13,961
Popular, Inc.	312	16,873
Powszechna Kasa Oszczednosci Bank Polski SA	90,062	882,878
Prosperity Bancshares, Inc.(b)	216	15,256
RBL Bank Ltd.(c)	40,681	188,848
Regional SAB de CV	20,200	92,627
Republic Bancorp, Inc., Class A	7,535	327,396
Republic First Bancorp, Inc.(a)(b)	36,508	153,334
RHB Capital Bhd	140,300	188,988
Riyad Bank	9,629	62,604
Samba Financial Group	4,195	32,004
Sandy Spring Bancorp, Inc.	15,969	538,315
Saudi British Bank	3,811	30,942
Shanghai Pudong Development Bank Co. Ltd., Class A	74,100	122,996
Shinhan Financial Group Co. Ltd.	12,423	434,097
Shinhan Financial Group Co. Ltd. — ADR(b)	7,172	250,948
Siam Commercial Bank PCL — NVDR	27,300	105,364
Sierra Bancorp(b)	6,743	179,094
SinoPac Financial Holdings Co. Ltd.	201,000	78,371
South Plains Financial, Inc.	1,450	23,635
Standard Bank Group Ltd.	46,973	541,935
Sterling Bancorp	664	13,320
SunTrust Banks, Inc.	2,039	140,283

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Synovus Financial Corp.	7,172	$256,471
TCF Financial Corp.	21,967	836,284
Texas Capital Bancshares, Inc.(a)	573	31,314
TriState Capital Holdings, Inc.(a)	44,603	938,447
Triumph Bancorp, Inc.(a)	1,311	41,808
Turkiye Garanti Bankasi AS(a)	225,157	406,537
U.S. Bancorp	8,542	472,714
Umpqua Holdings Corp.	722	11,884
United Community Banks, Inc.	33,577	951,908
Univest Financial Corp.	4,217	107,576
Webster Financial Corp.	299	14,014
Wells Fargo & Co.	23,476	1,184,129
WesBanco, Inc.(b)	3,226	120,556
Western Alliance Bancorp	4,055	186,854
Wintrust Financial Corp.	7,203	465,530
Woori Financial Group, Inc.	3,462	35,987
Zions Bancorp. NA(b)	2,502	111,389

		31,259,141

Beverages — 1.1%
Ambev SA	118,200	547,624
AMBEV SA — ADR(b)	89,315	412,635
Boston Beer Co., Inc., Class A(a)	187	68,083
Brown-Forman Corp., Class A	148	8,843
Brown-Forman Corp., Class B	461	28,942
Coca-Cola Co.(b)	16,811	915,191
Coca-Cola European Partners PLC	1,088	60,330
Coca-Cola Femsa SAB de CV	7,900	48,075
Constellation Brands, Inc., Class A	836	173,286
Keurig Dr Pepper, Inc.	669	18,277
Molson Coors Brewing Co., Class B	692	39,790
Monster Beverage Corp.(a)	6,710	389,583
PepsiCo, Inc.	12,240	1,678,104
Tsingtao Brewery Co. Ltd., Class H	14,000	84,467
United Spirits Ltd.(a)	22,718	213,931
Wuliangye Yibin Co. Ltd., Class A	3,100	56,411

		4,743,572

Biotechnology — 3.3%
3SBio, Inc.(a)(c)	35,500	58,707
AbbVie, Inc.	16,847	1,275,655
ACADIA Pharmaceuticals, Inc.(a)	3,485	125,425
Acceleron Pharma, Inc.(a)	1,774	70,091
Acorda Therapeutics, Inc.(a)(b)	10,301	29,564
Adamas Pharmaceuticals, Inc.(a)	3,948	20,194
Agenus, Inc.(a)(b)	65,887	169,988
Agios Pharmaceuticals, Inc.(a)	169	5,476
Akebia Therapeutics, Inc.(a)	23,912	93,735
Akero Therapeutics, Inc.(a)	1,213	27,596
Alder Biopharmaceuticals, Inc.(a)	3,903	73,611
Alector, Inc.(a)	801	11,550
Alexion Pharmaceuticals, Inc.(a)	884	86,579
Alkermes PLC(a)	718	14,008
Allakos, Inc.(a)	157	12,345

Security	Shares	Value

Biotechnology (continued)
Allena Pharmaceuticals, Inc.(a)	2,274	$8,960
Allogene Therapeutics, Inc.(a)(b)	1,424	38,811
Alnylam Pharmaceuticals, Inc.(a)	612	49,217
AMAG Pharmaceuticals, Inc.(a)(b)	1,874	21,645
Amgen, Inc.	5,503	1,064,886
AnaptysBio, Inc.(a)	181	6,333
Apellis Pharmaceuticals, Inc.(a)(b)	3,283	79,087
Applied Genetic Technologies Corp.(a)	5,925	24,648
Aptinyx, Inc.(a)	15,699	54,790
AquaBounty Technologies, Inc.(a)(b)	3	8
Aravive, Inc.(a)	4,523	33,923
Arcus Biosciences, Inc.(a)(b)	18,312	166,639
Ardelyx, Inc.(a)	10,017	47,080
Arrowhead Pharmaceuticals, Inc.(a)(b)	3,845	108,352
Atara Biotherapeutics, Inc.(a)	3,759	53,077
Athersys, Inc.(a)(b)	54,167	72,042
Audentes Therapeutics, Inc.(a)	1,982	55,674
Beyondspring, Inc.(a)(b)	672	12,163
Biocon Ltd.	154,695	487,426
BioCryst Pharmaceuticals, Inc.(a)	5,428	15,551
Biogen, Inc.(a)	2,028	472,159
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,701	70,966
BioMarin Pharmaceutical, Inc.(a)(b)	768	51,763
Bluebird Bio, Inc.(a)	181	16,619
Blueprint Medicines Corp.(a)	880	64,654
Calithera Biosciences, Inc.(a)(b)	27,765	85,794
Cara Therapeutics, Inc.(a)(b)	2,377	43,452
Celgene Corp.(a)	6,633	658,657
ChemoCentryx, Inc.(a)(b)	10,711	72,621
Chimerix, Inc.(a)	18,925	44,474
Cidara Therapeutics, Inc.(a)	7,801	15,563
Clovis Oncology, Inc.(a)(b)	8,734	34,325
Coherus Biosciences, Inc.(a)(b)	6,328	128,205
Conatus Pharmaceuticals, Inc.(a)	21,164	6,667
Corvus Pharmaceuticals, Inc.(a)(b)	21,443	64,543
Crinetics Pharmaceuticals, Inc.(a)(b)	1,995	30,005
CytomX Therapeutics, Inc.(a)	2,089	15,417
Deciphera Pharmaceuticals, Inc.(a)	4,871	165,322
Denali Therapeutics, Inc.(a)(b)	7,445	114,057
Dynavax Technologies Corp.(a)	2,472	8,837
Eagle Pharmaceuticals, Inc.(a)	401	22,685
Eiger Biopharmaceuticals, Inc.(a)(b)	2,262	23,186
Emergent Biosolutions, Inc.(a)	3,352	175,243
Epizyme, Inc.(a)(b)	5,608	57,847
Esperion Therapeutics, Inc.(a)	1,693	62,065
Exact Sciences Corp.(a)	1,658	149,833
Exelixis, Inc.(a)	5,666	100,203
Fate Therapeutics, Inc.(a)	13,591	211,068
FibroGen, Inc.(a)(b)	4,533	167,630
Flexion Therapeutics, Inc.(a)	2,464	33,769
G1 Therapeutics, Inc.(a)	309	7,039
Genomic Health, Inc.(a)	4,083	276,909
Gilead Sciences, Inc.	28,601	1,812,731

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Global Blood Therapeutics, Inc.(a)(b)	6,016	$291,896
Green Cross Corp.	1,156	109,615
Gritstone Oncology, Inc.(a)	1,052	9,084
Halozyme Therapeutics, Inc.(a)(b)	16,445	255,062
Immunomedics, Inc.(a)	1,401	18,577
Incyte Corp.(a)	1,540	114,314
Innoviva, Inc.(a)(b)	7,750	81,685
Insmed, Inc.(a)(b)	8,384	147,894
Intellia Therapeutics, Inc.(a)(b)	6,798	90,753
Intercept Pharmaceuticals, Inc.(a)	2,738	181,694
Intrexon Corp.(a)(b)	10,193	58,304
Invitae Corp.(a)	9,214	177,554
Ionis Pharmaceuticals, Inc.(a)	695	41,637
Ironwood Pharmaceuticals, Inc.(a)	13,307	114,241
Jounce Therapeutics, Inc.(a)	6,615	22,028
Karuna Therapeutics, Inc.(a)(b)	660	10,771
Kezar Life Sciences, Inc.(a)(b)	3,133	10,276
Ligand Pharmaceuticals, Inc.(a)	1,224	121,837
MacroGenics, Inc.(a)(b)	8,094	103,279
Medicines Co.(a)(b)	2,092	104,600
Mersana Therapeutics, Inc.(a)(b)	10,157	16,048
Mirati Therapeutics, Inc.(a)	523	40,747
Moderna, Inc.(a)(b)	669	10,650
Myriad Genetics, Inc.(a)(b)	4,687	134,189
Natera, Inc.(a)	7,353	241,178
Neon Therapeutics, Inc.(a)	5,695	9,795
Neurocrine Biosciences, Inc.(a)	296	26,673
OPKO Health, Inc.(a)(b)	29,694	62,060
Portola Pharmaceuticals, Inc.(a)(b)	3,626	97,249
Precision BioSciences, Inc.(a)	8,300	69,637
Principia Biopharma, Inc.(a)	1,837	51,877
Puma Biotechnology, Inc.(a)	5,073	54,611
Ra Pharmaceuticals, Inc.(a)(b)	2,866	67,781
Regeneron Pharmaceuticals, Inc.(a)	1,464	406,114
Repligen Corp.(a)	849	65,110
Replimune Group, Inc.(a)(b)	3,054	42,451
Retrophin, Inc.(a)(b)	6,410	74,292
Rigel Pharmaceuticals, Inc.(a)	15,153	28,336
Rubius Therapeutics, Inc.(a)	1,377	10,809
Sage Therapeutics, Inc.(a)(b)	166	23,288
Sangamo Therapeutics, Inc.(a)(b)	6,487	58,707
Sarepta Therapeutics, Inc.(a)(b)	324	24,404
Seattle Genetics, Inc.(a)	788	67,295
Seegene, Inc.(a)	2,277	38,882
Seres Therapeutics, Inc.(a)	21,532	86,343
Spark Therapeutics, Inc.(a)(b)	677	65,655
Spectrum Pharmaceuticals, Inc.(a)	11,261	93,410
Stemline Therapeutics, Inc.(a)	1,297	13,502
Surface Oncology, Inc.(a)	2,804	3,982
Sutro Biopharma, Inc.(a)	2,790	25,361
Twist Bioscience Corp.(a)(b)	871	20,800
Ultragenyx Pharmaceutical, Inc.(a)(b)	3,717	159,013
United Therapeutics Corp.(a)	142	11,325
UNITY Biotechnology, Inc.(a)(b)	7,272	44,359

Security	Shares	Value

Biotechnology (continued)
Unum Therapeutics, Inc.(a)	4,415	$6,358
Vanda Pharmaceuticals, Inc.(a)	2,392	31,766
Vertex Pharmaceuticals, Inc.(a)	2,823	478,273
XBiotech, Inc.(a)	238	2,489
Xencor, Inc.(a)(b)	2,489	83,954
Y-mAbs Therapeutics, Inc.(a)(b)	3,589	93,529

		14,746,547

Building Products — 0.5%
Advanced Drainage Systems, Inc.	414	13,360
Allegion PLC	7,117	737,677
Apogee Enterprises, Inc.	617	24,057
Armstrong World Industries, Inc.	160	15,472
Blue Star Ltd.	3,399	38,447
Builders FirstSource, Inc.(a)	14,164	291,424
Continental Building Products, Inc.(a)(b)	8,680	236,877
Fortune Brands Home & Security, Inc.	787	43,049
Griffon Corp.(b)	1,739	36,467
Masco Corp.	898	37,429
PGT Innovations, Inc.(a)(b)	7,089	122,427
Quanex Building Products Corp.	3,380	61,110
Resideo Technologies, Inc.(a)	6,296	90,347
Trex Co., Inc.(a)(b)	1,789	162,674
Universal Forest Products, Inc.	10,091	402,429

		2,313,246

Capital Markets — 1.3%
Ameriprise Financial, Inc.	567	83,406
Ares Management Corp., Class A(b)	4,735	126,945
Artisan Partners Asset Management, Inc., Class A	2,389	67,465
B3 SA — Brasil Bolsa Balcao	33,200	348,624
Bank of New York Mellon Corp.	2,249	101,677
BGC Partners, Inc., Class A	952	5,236
Blucora, Inc.(a)	692	14,975
Charles Schwab Corp.	12,264	513,003
China Merchants Securities Co. Ltd., Class A	35,300	81,396
CME Group, Inc.	2,946	622,608
Cohen & Steers, Inc.(b)	3,079	169,129
Evercore, Inc., Class A	1,970	157,797
Focus Financial Partners, Inc., Class A(a)	3,441	81,896
Goldman Sachs Group, Inc.	846	175,317
Hamilton Lane, Inc., Class A	1,599	91,079
Houlihan Lokey, Inc.	1,786	80,549
Intercontinental Exchange, Inc.(b)	6,634	612,119
Invesco Ltd.	2,426	41,096
Lazard Ltd., Class A	340	11,900
Legg Mason, Inc.	281	10,731
LPL Financial Holdings, Inc.	269	22,031
MarketAxess Holdings, Inc.	56	18,340
Moelis & Co., Class A(b)	3,470	113,990
Moody’s Corp.	696	142,562

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley	21,544	$919,283
MSCI, Inc.	570	124,118
NH Investment & Securities Co. Ltd.	4	42
Northern Trust Corp.	272	25,383
Pzena Investment Management, Inc., Class A	2,613	23,308
S&P Global, Inc.	989	242,285
State Street Corp.	294	17,402
Stifel Financial Corp.	1,739	99,784
TD Ameritrade Holding Corp.	8,011	374,114
Virtu Financial, Inc., Class A(b)	167	2,732
Virtus Investment Partners, Inc.	107	11,831
Westwood Holdings Group, Inc.	1,999	55,312
Yuanta Financial Holding Co. Ltd.	74,000	44,155

		5,633,620

Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,609	800,693
Albemarle Corp.(b)	2,038	141,682
Ashland Global Holdings, Inc.(b)	197	15,179
Asian Paints Ltd.	8,496	211,434
Atul Ltd.	726	40,944
Axalta Coating Systems Ltd.(a)	977	29,457
Cabot Corp.(b)	187	8,475
CF Industries Holdings, Inc.	1,082	53,234
Chemours Co.	535	7,993
Corteva, Inc.(a)	2,142	59,976
Dow, Inc.(a)	2,632	125,415
DuPont de Nemours, Inc.	8,474	604,281
Eastman Chemical Co.	249	18,384
Ecolab, Inc.	4,750	940,690
Element Solutions, Inc.(a)	741	7,543
FMC Corp.	609	53,397
Hanwha Chemical Corp.	4,364	65,463
HB Fuller Co.(b)	260	12,106
Huntsman Corp.	720	16,747
Ingevity Corp.(a)(b)	1,605	136,168
Innophos Holdings, Inc.	405	13,146
Innospec, Inc.	3,509	312,792
International Flavors & Fragrances, Inc.(b)	205	25,151
Intrepid Potash, Inc.(a)(b)	24,100	78,807
Kumho Petrochemical Co. Ltd.	1,672	99,982
Landec Corp.(a)(b)	1,534	16,675
Linde PLC	2,536	491,274
Livent Corp.(a)	3,880	25,957
LOTTE Fine Chemical Co. Ltd.	2,046	77,925
LyondellBasell Industries NV, Class A	1,084	96,986
NewMarket Corp.	23	10,858
Olin Corp.(b)	539	10,090
PhosAgro PJSC, – GDR	23,256	296,985
PolyOne Corp.	12,876	420,401
PPG Industries, Inc.	1,887	223,628
RPM International, Inc.	419	28,831

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co.(b)	890	$90,620
Sherwin-Williams Co.	997	548,220
Sinopec Shanghai Petrochemical Co. Ltd., Class H	634,000	184,314
Tata Chemicals Ltd.	2,705	22,495
Valvoline, Inc.	618	13,615
Versum Materials, Inc.	358	18,949
WR Grace & Co.	187	12,484

		6,469,446

Commercial Services & Supplies — 0.7%
ADT, Inc.(b)	13,655	85,617
ARC Document Solutions, Inc.(a)	31,069	42,254
CECO Environmental Corp.(a)	9,526	66,539
Cintas Corp.	283	75,872
Clean Harbors, Inc.(a)	169	13,047
Copart, Inc.(a)	27	2,169
Country Garden Services Holdings Co. Ltd.	28,000	80,753
Ennis, Inc.	5,515	111,458
IAA, Inc.(a)	435	18,153
KAR Auction Services, Inc.(b)	435	10,679
McGrath RentCorp	10,370	721,648
Mobile Mini, Inc.	15,390	567,275
Steelcase, Inc., Class A	17,178	316,075
Stericycle, Inc.(a)	293	14,923
Tetra Tech, Inc.	3,206	278,153
Viad Corp.	6,640	445,876
Waste Management, Inc.	2,361	271,515

		3,122,006

Communications Equipment — 0.6%
ADTRAN, Inc.	1,690	19,173
Calix, Inc.(a)	16,958	108,362
Ciena Corp.(a)(b)	25,627	1,005,347
Cisco Systems, Inc.	22,962	1,134,552
CommScope Holding Co., Inc.(a)	626	7,362
EchoStar Corp., Class A(a)	452	17,908
Sercomm Corp.	23,000	58,554
Tessco Technologies, Inc.	16,102	231,386
Ubiquiti, Inc.(b)	49	5,795
ViaSat, Inc.(a)	1,663	125,257

		2,713,696

Construction & Engineering — 0.7%
AECOM(a)	511	19,193
China Railway Group Ltd., Class H	198,000	120,186
China State Construction Engineering Corp. Ltd., Class A	152,100	115,784
Comfort Systems USA, Inc.(b)	18,008	796,494
Dycom Industries, Inc.(a)(b)	6,111	311,967
Engineers India Ltd.	31,276	51,834
Fluor Corp.	2,802	53,602
Hyundai Engineering & Construction Co. Ltd.	1,986	76,710

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Jacobs Engineering Group, Inc.	1,356	$124,074
KEC International Ltd.	14,197	54,805
Larsen & Toubro Ltd.	8,738	181,904
MasTec, Inc.(a)(b)	11,725	761,304
Metallurgical Corp. of China Ltd., Class H	308,000	69,110
MYR Group, Inc.(a)(b)	3,935	123,126
NBCC India Ltd.	126,022	62,126
Quanta Services, Inc.(b)	464	17,539
Samsung Engineering Co. Ltd.(a)	10,961	153,759
Tekfen Holding AS	44,677	151,360

		3,244,877

Construction Materials — 0.3%
ACC Ltd.	4,361	99,045
Anhui Conch Cement Co. Ltd., Class A	42,900	248,703
Anhui Conch Cement Co. Ltd., Class H	90,000	534,090
Asia Cement Corp.	128,000	178,647
Cemex SAB de CV CPO	329,510	128,405
China National Building Material Co. Ltd., Class H	46,000	41,259
Eagle Materials, Inc.(b)	137	12,331
Summit Materials, Inc., Class A(a)	3,311	73,504
UltraTech Cement Ltd.	3,662	224,514

		1,540,498

Consumer Finance — 0.8%
Ally Financial, Inc.	7,203	238,851
American Express Co.	9,544	1,128,864
Bajaj Finance Ltd.	1,544	88,277
Capital One Financial Corp.	5,439	494,840
Credit Acceptance Corp.(a)	116	53,512
Discover Financial Services	4,464	361,986
Enova International, Inc.(a)	8,665	179,799
FirstCash, Inc.	3,213	294,536
Gentera SAB de CV	38,100	31,431
Green Dot Corp., Class A(a)(b)	6,078	153,469
I3 Verticals, Inc., Class A(a)(b)	1,950	39,234
LendingClub Corp.(a)	999	13,067
Manappuram Finance Ltd.	24,185	48,243
Navient Corp.	664	8,499
OneMain Holdings, Inc.	214	7,850
Regional Management Corp.(a)	6,802	191,544
Santander Consumer USA Holdings, Inc.(b)	342	8,724
SLM Corp.	1,397	12,329
Synchrony Financial	2,384	81,271

		3,436,326

Containers & Packaging — 0.1%
AptarGroup, Inc.	210	24,874
Ardagh Group SA	63	988
Berry Global Group, Inc.(a)	432	16,965
Graphic Packaging Holding Co.	964	14,219

Security	Shares	Value

Containers & Packaging (continued)
Owens-Illinois, Inc.	507	$5,207
Silgan Holdings, Inc.	255	7,659
Sonoco Products Co.	325	18,918
Westrock Co.	8,768	319,594

		408,424

Distributors — 0.1%
Core-Mark Holding Co., Inc.	8,817	283,158
Imperial Logistics Ltd.	11,975	41,250
Pool Corp.	126	25,414

		349,822

Diversified Consumer Services — 0.2%
2U, Inc.(a)	183	2,979
Bright Horizons Family Solutions, Inc.(a)	189	28,823
Chegg, Inc.(a)	5,286	158,316
frontdoor, Inc.(a)	1,666	80,918
Graham Holdings Co., Class B	14	9,288
Grand Canyon Education, Inc.(a)	156	15,319
H&R Block, Inc.(b)	6,912	163,261
K12, Inc.(a)	768	20,275
New Oriental Education & Technology Group, Inc. — ADR(a)	1,930	213,767
OneSpaWorld Holdings Ltd.(a)	10,444	162,195
Service Corp. International	581	27,778
ServiceMaster Global Holdings, Inc.(a)	447	24,987
Strategic Education, Inc.	1,338	181,808

		1,089,714

Diversified Financial Services — 1.2%
Ayala Corp.	17,025	290,738
Berkshire Hathaway, Inc., Class B(a)(b)	17,348	3,608,731
Chailease Holding Co. Ltd.	106,613	430,564
FactSet Research Systems, Inc.	371	90,142
FGL Holdings	7,646	61,015
FirstRand Ltd.(b)	45,526	187,047
Fubon Financial Holding Co. Ltd.	355,000	509,679
Haci Omer Sabanci Holding AS	157,233	266,160
Interactive Brokers Group, Inc., Class A	244	13,122
Jefferies Financial Group, Inc.	708	13,027
Morningstar, Inc.	64	9,353
PSG Group Ltd.	2,484	34,636
Voya Financial, Inc.	270	14,699

		5,528,913

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	39,798	1,505,956
Bandwidth, Inc., Class A(a)	716	46,619
CenturyLink, Inc.(b)	12,143	151,545
China Communications Services Corp. Ltd., Class H	312,000	176,881
China Unicom Hong Kong Ltd.	860,000	910,460
China Unicom Hong Kong Ltd., ADR(b)	23,835	250,029

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	8,995	$495,624
Hellenic Telecommunications Organization SA	4,764	65,635
IDT Corp., Class B(a)	6,146	64,717
KT Corp. — ADR	58,618	662,970
Ooma, Inc.(a)(b)	10,104	105,082
Saudi Telecom Co.	16,889	489,647
Tata Communications Ltd.	27,195	143,940
Telekom Malaysia Bhd	130,300	112,080
Verizon Communications, Inc.	52,583	3,173,910
Zayo Group Holdings, Inc.(a)	3,361	113,938

		8,469,033

Electric Utilities — 1.5%
Alliant Energy Corp.	6,282	338,788
American Electric Power Co., Inc.	3,205	300,276
Avangrid, Inc.	184	9,614
CEZ AS	16,017	353,806
CPFL Energia SA	21,100	167,025
Duke Energy Corp.	2,451	234,953
Edison International	3,444	259,746
El Paso Electric Co.	2,172	145,698
Energa SA(a)	11	18
Entergy Corp.	782	91,775
Exelon Corp.(b)	5,802	280,295
FirstEnergy Corp.(b)	2,304	111,122
Hawaiian Electric Industries, Inc.	355	16,192
IDACORP, Inc.(b)	12,474	1,405,446
Inter RAO UES PJSC	7,339,752	508,096
NextEra Energy, Inc.	1,398	325,720
OGE Energy Corp.	9,302	422,125
PG&E Corp.(a)	1,738	17,380
Pinnacle West Capital Corp.	2,798	271,602
PNM Resources, Inc.	1,597	83,172
Portland General Electric Co.	4,531	255,412
Southern Co.	188	11,613
Tenaga Nasional Bhd	60,400	196,790
Xcel Energy, Inc.(b)	17,043	1,105,920

		6,912,584

Electrical Equipment — 0.7%
Acuity Brands, Inc.	940	126,703
AMETEK, Inc.	7,443	683,416
Atkore International Group, Inc.(a)	6,512	197,639
AZZ, Inc.	225	9,801
Eaton Corp. PLC	1,999	166,217
Emerson Electric Co.	3,970	265,434
Encore Wire Corp.	2,530	142,388
Generac Holdings, Inc.(a)(b)	10,312	807,842
GrafTech International Ltd.(b)	204	2,611
Hubbell, Inc.	1,957	257,150
LSI Industries, Inc.	18,973	99,039
nVent Electric PLC	497	10,954
Regal-Beloit Corp.	137	9,980

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation, Inc.	1,307	$215,394
Sensata Technologies Holding PLC(a)	2,175	108,881
Sunrun, Inc.(a)	1,526	25,492
V-Guard Industries Ltd.	12,377	39,302

		3,168,243

Electronic Equipment, Instruments & Components — 1.3%
Anixter International, Inc.(a)	6,282	434,212
Avnet, Inc.(b)	337	14,991
CDW Corp.	3,423	421,851
Coherent, Inc.(a)	79	12,144
Corning, Inc.	1,524	43,465
Daktronics, Inc.	2,955	21,823
Delta Electronics, Inc.	25,000	106,810
Dolby Laboratories, Inc., Class A	206	13,316
ePlus, Inc.(a)	149	11,337
Fitbit, Inc., Series A(a)(b)	91,825	349,853
II-VI, Inc.(a)	1,337	47,076
Insight Enterprises, Inc.(a)	5,090	283,462
Jabil, Inc.	488	17,456
Largan Precision Co. Ltd.	5,000	715,204
LG Innotek Co. Ltd.	616	58,666
Littelfuse, Inc.	78	13,830
National Instruments Corp.	9,974	418,808
OSI Systems, Inc.(a)(b)	7,925	804,863
Partron Co. Ltd.	2,549	27,242
PC Connection, Inc.	6,150	239,235
Sanmina Corp.(a)	21,571	692,645
ScanSource, Inc.(a)(b)	19,877	607,242
Sunny Optical Technology Group Co. Ltd.	10,400	152,660
SYNNEX Corp.	769	86,820
Tech Data Corp.(a)	2,752	286,869
TPK Holding Co. Ltd.(a)	7,000	12,615
Unimicron Technology Corp.	46,000	64,728
Universal Display Corp.	140	23,506
Zebra Technologies Corp., Class A(a)	185	38,178
Zhen Ding Technology Holding Ltd.	6,000	21,477

		6,042,384

Energy Equipment & Services — 0.3%
Apergy Corp.(a)	253	6,844
Archrock, Inc.(b)	41,237	411,133
Baker Hughes a GE Co.	4,658	108,065
Exterran Corp.(a)	4,864	63,524
Forum Energy Technologies, Inc.(a)	62,191	96,396
Matrix Service Co.(a)	9,900	169,686
Nabors Industries Ltd.(b)	10,629	19,876
National Oilwell Varco, Inc.	458	9,710
Natural Gas Services Group, Inc.(a)	3,335	42,721
Oceaneering International, Inc.(a)(b)	7,700	104,335
Oil States International, Inc.(a)	2,154	28,648
Patterson-UTI Energy, Inc.	9,361	80,036
ProPetro Holding Corp.(a)	14,670	133,350

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Seadrill Ltd.(a)(b)	4,489	$9,427
Superior Energy Services, Inc.(a)(b)	155,890	20,266
Transocean Ltd.(a)(b)	22,329	99,811

		1,403,828

Entertainment — 0.4%
Activision Blizzard, Inc.	465	24,608
CJ CGV Co. Ltd.	1,363	38,011
Electronic Arts, Inc.(a)	894	87,451
Glu Mobile, Inc.(a)	13,000	64,870
Live Nation Entertainment, Inc.(a)(b)	2,760	183,098
NetEase, Inc. — ADR	580	154,384
Netflix, Inc.(a)	2,292	613,385
NHN Corp.(a)	1,144	59,591
Spotify Technology SA(a)	1,400	159,600
Take-Two Interactive Software, Inc.(a)	223	27,951
Viacom, Inc., Class A	3,715	97,556
Viacom, Inc., Class B	12,797	307,512
World Wrestling Entertainment, Inc., Class A(b)	144	10,246

		1,828,263

Equity Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust	15,431	441,018
Alexandria Real Estate Equities, Inc.(b)	476	73,323
American Campus Communities, Inc.	448	21,540
American Homes 4 Rent, Class A(b)	842	21,799
American Tower Corp.	2,226	492,235
Americold Realty Trust	628	23,280
Apartment Investment & Management Co., Class A	468	24,402
Apple Hospitality REIT, Inc.	688	11,407
Armada Hoffler Properties, Inc.	12,954	234,338
Boston Properties, Inc.	999	129,530
Brandywine Realty Trust	11,531	174,695
Brixmor Property Group, Inc.	973	19,742
Brookfield Property REIT, Inc., Class A	242	4,934
Chimera Investment Corp.(b)	610	11,932
City Office REIT, Inc.	28,294	407,151
Colony Capital, Inc.	1,566	9,427
Columbia Property Trust, Inc.	381	8,058
CorePoint Lodging, Inc.	5,311	53,694
CoreSite Realty Corp.	120	14,622
Corporate Office Properties Trust	367	10,929
Cousins Properties, Inc.	477	17,930
CubeSmart(b)	630	21,987
CyrusOne, Inc.	367	29,030
Douglas Emmett, Inc.	544	23,300
EastGroup Properties, Inc.	12,144	1,518,243
Empire State Realty Trust, Inc., Class A	485	6,921
EPR Properties	252	19,369
Equity Commonwealth	394	13,495
First Industrial Realty Trust, Inc.	23,901	945,524
Four Corners Property Trust, Inc.	36,534	1,033,182

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gaming and Leisure Properties, Inc.	663	$25,353
Healthcare Trust of America, Inc., Class A	668	19,626
Hersha Hospitality Trust(b)	32,160	478,541
Highwoods Properties, Inc.	334	15,010
Host Hotels & Resorts, Inc.(b)	8,983	155,316
Hudson Pacific Properties, Inc.	498	16,663
Invesco Mortgage Capital, Inc.	49,908	764,091
Invitation Homes, Inc.	9,184	271,938
JBG SMITH Properties	400	15,684
Kilroy Realty Corp.	324	25,236
Lamar Advertising Co., Class A(b)	2,602	213,182
Life Storage, Inc.	152	16,022
Medical Properties Trust, Inc.	1,451	28,382
MFA Financial, Inc.	1,471	10,827
National Storage Affiliates Trust	26,472	883,371
New Residential Investment Corp.	1,360	21,325
NexPoint Residential Trust, Inc.	7,983	373,285
Omega Healthcare Investors, Inc.	700	29,253
Outfront Media, Inc.	8,627	239,658
Paramount Group, Inc.	660	8,811
Park Hotels & Resorts, Inc.(b)	17,261	431,007
Plymouth Industrial REIT, Inc.(b)	786	14,400
Prologis, Inc.	8,308	708,008
QTS Realty Trust, Inc., Class A	3,635	186,875
Rayonier, Inc.	424	11,957
Retail Properties of America, Inc., Class A	698	8,599
RLJ Lodging Trust(b)	53,395	907,181
Ryman Hospitality Properties, Inc.	6,129	501,413
SBA Communications Corp.(b)	1,221	294,444
Senior Housing Properties Trust	1,415	13,096
Service Properties Trust	534	13,772
Simon Property Group, Inc.	5,534	861,367
SITE Centers Corp.	458	6,920
SL Green Realty Corp.	359	29,348
Spirit Realty Capital, Inc.(b)	294	14,071
Starwood Property Trust, Inc.	893	21,628
STORE Capital Corp.	691	25,850
Summit Hotel Properties, Inc.(b)	36,671	425,384
Sunstone Hotel Investors, Inc.(b)	13,969	191,934
Taubman Centers, Inc.	191	7,799
VICI Properties, Inc.	1,514	34,292
Weingarten Realty Investors	396	11,535

		14,149,491

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,704	121,692
Casey’s General Stores, Inc.	120	19,339
China Resources Beer Holdings Co. Ltd.	14,000	74,174
Costco Wholesale Corp.	4,535	1,306,579
CP ALL PCL — NVDR	464,900	1,233,933
Diplomat Pharmacy, Inc.(a)(b)	7,896	38,690

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Grocery Outlet Holding Corp.(a)	62	$2,150
Kroger Co.	4,320	111,370
Performance Food Group Co.(a)	11,103	510,849
Pick n Pay Stores Ltd.	18,361	72,183
Spar Group Ltd.	22,435	283,135
Sprouts Farmers Market, Inc.(a)	385	7,446
Sysco Corp.	2,422	192,307
U.S. Foods Holding Corp.(a)	715	29,387
Walgreens Boots Alliance, Inc.	3,947	218,309
Walmart, Inc.	14,629	1,736,170

		5,957,713

Food Products — 1.3%
Beyond Meat, Inc.(a)(b)	43	6,391
BRF SA(a)	4,300	39,534
Calavo Growers, Inc.(b)	1,078	102,604
China Mengniu Dairy Co. Ltd.(a)	64,000	239,569
Flowers Foods, Inc.(b)	638	14,757
Freshpet, Inc.(a)(b)	2,759	137,315
General Mills, Inc.	9,406	518,459
Hain Celestial Group, Inc.(a)	298	6,399
Hershey Co.	4,860	753,251
Hostess Brands, Inc.(a)	11,903	166,463
Indofood CBP Sukses Makmur Tbk PT	49,800	42,201
Indofood Sukses Makmur Tbk PT	194,400	105,410
J&J Snack Foods Corp.(b)	1,105	212,160
JBS SA	131,236	1,035,687
John B Sanfilippo & Son, Inc.	6,300	608,580
Nestle Malaysia Bhd	1,100	38,259
Pilgrim’s Pride Corp.(a)	174	5,576
Post Holdings, Inc.(a)	213	22,544
The Savola Group(a)	3,356	27,600
Simply Good Foods Co.(a)	7,516	217,889
Tingyi Cayman Islands Holding Corp.	192,000	270,301
TreeHouse Foods, Inc.(a)(b)	182	10,092
Uni-President Enterprises Corp.	527,000	1,271,727
Want China Holdings Ltd.(b)	55,000	43,919

		5,896,687

Gas Utilities — 0.4%
Chesapeake Utilities Corp.(b)	2,713	258,603
ENN Energy Holdings Ltd.	3,200	33,118
GAIL India Ltd.	274,634	521,845
Gujarat Gas Ltd.	15,259	38,203
Gujarat State Petronet Ltd.	24,106	73,795
Mahanagar Gas Ltd.	4,989	64,236
National Fuel Gas Co.(b)	268	12,574
New Jersey Resources Corp.	572	25,866
Northwest Natural Holding Co.	429	30,605
Perusahaan Gas Negara Persero Tbk PT	85,700	12,680
Petronas Gas Bhd	28,700	112,277

Security	Shares	Value

Gas Utilities (continued)
Southwest Gas Holdings, Inc.	8,715	$793,414

		1,977,216

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	8,614	720,733
Align Technology, Inc.(a)	333	60,246
AtriCure, Inc.(a)(b)	3,868	96,468
Baxter International, Inc.	3,472	303,696
Becton Dickinson & Co.	909	229,941
Boston Scientific Corp.(a)	5,606	228,108
Cantel Medical Corp.	121	9,051
Cardiovascular Systems, Inc.(a)	446	21,194
CONMED Corp.	1,484	142,687
Cooper Cos., Inc.	41	12,177
Danaher Corp.	7,960	1,149,663
DENTSPLY SIRONA, Inc.	801	42,701
DexCom, Inc.(a)	269	40,146
Edwards Lifesciences Corp.(a)	929	204,296
GenMark Diagnostics, Inc.(a)	2,515	15,241
Globus Medical, Inc., Class A(a)	2,323	118,752
Hill-Rom Holdings, Inc.	219	23,045
Hologic, Inc.(a)	8,201	414,069
ICU Medical, Inc.(a)(b)	63	10,055
IDEXX Laboratories, Inc.(a)	1,665	452,764
Inogen, Inc.(a)(b)	5,748	275,387
Insulet Corp.(a)	195	32,161
Integra LifeSciences Holdings Corp.(a)	232	13,936
Intuitive Surgical, Inc.(a)	251	135,522
iRadimed Corp.(a)	2,403	50,511
iRhythm Technologies, Inc.(a)	2,493	184,756
Masimo Corp.(a)	335	49,845
Medtronic PLC	9,297	1,009,840
Merit Medical Systems, Inc.(a)	884	26,927
Neogen Corp.(a)(b)	627	42,705
Novocure Ltd.(a)	6,115	457,280
ResMed, Inc.	146	19,726
RTI Surgical Holdings, Inc.(a)	12,556	35,785
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,800	98,298
SI-BONE, Inc.(a)	3,601	63,630
SmileDirectClub, Inc.(a)	12,222	169,641
STERIS PLC	247	35,689
Stryker Corp.(b)	5,788	1,251,944
Tandem Diabetes Care, Inc.(a)(b)	1,387	81,805
Teleflex, Inc.	111	37,712
Varian Medical Systems, Inc.(a)(b)	123	14,648
Veracyte, Inc.(a)	9,446	226,704
West Pharmaceutical Services, Inc.	240	34,037
Zimmer Biomet Holdings, Inc.	679	93,206

		8,736,728

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)(b)	285	8,858
AmerisourceBergen Corp.	6,450	531,028

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.(a)(b)	9,435	$543,079
Anthem, Inc.	3,312	795,211
Cardinal Health, Inc.	1,645	77,628
Chemed Corp.(b)	2,211	923,247
Cigna Corp.(a)	4,643	704,761
Covetrus, Inc.(a)	318	3,781
CVS Health Corp.(b)	19,379	1,222,234
DaVita, Inc.(a)	2,124	121,217
Encompass Health Corp.	321	20,313
Ensign Group, Inc.	1,094	51,888
Fortis Healthcare Ltd.(a)	30,275	57,784
Guardant Health, Inc.(a)	120	7,660
HCA Healthcare, Inc.	3,050	367,281
HealthEquity, Inc.(a)(b)	8,215	469,446
Henry Schein, Inc.(a)	1,277	81,090
Humana, Inc.(b)	520	132,948
IHH Healthcare Bhd	93,100	126,260
Integer Holdings Corp.(a)(b)	2,963	223,884
Laboratory Corp. of America Holdings(a)	823	138,264
LHC Group, Inc.(a)	264	29,980
Magellan Health, Inc.(a)	1,143	70,980
McKesson Corp.	1,743	238,198
MEDNAX, Inc.(a)	268	6,062
Molina Healthcare, Inc.(a)	205	22,493
Patterson Cos., Inc.(b)	9,155	163,142
Penumbra, Inc.(a)(b)	1,146	154,126
PetIQ, Inc.(a)(b)	1,594	43,452
Premier, Inc., Class A(a)	170	4,916
Qualicorp Consultoria e Corretora de Seguros SA	11,900	89,072
Quest Diagnostics, Inc.	1,445	154,658
Select Medical Holdings Corp.(a)	10,800	178,956
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	40,400	73,171
Sinopharm Group Co. Ltd., Class H	136,400	426,383
Surgery Partners, Inc.(a)	2,864	21,151
Tenet Healthcare Corp.(a)(b)	729	16,125
Tivity Health, Inc.(a)	2,099	34,906
U.S. Physical Therapy, Inc.(b)	5,194	678,077
UnitedHealth Group, Inc.	7,014	1,524,282
Universal Health Services, Inc., Class B	923	137,296
WellCare Health Plans, Inc.(a)	264	68,421

		10,743,709

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(a)(b)	44,244	485,799
Castlight Health, Inc., Class B(a)	52,770	74,406
Cerner Corp.(b)	1,678	114,389
Change Healthcare, Inc.(a)	159	1,921
Evolent Health, Inc., Class A(a)(b)	27,610	198,516
Health Catalyst, Inc.(a)	969	30,659
HMS Holdings Corp.(a)(b)	3,519	121,282

Security	Shares	Value

Health Care Technology (continued)
Inovalon Holdings, Inc., Class A(a)	5,817	$95,341
Inspire Medical Systems, Inc.(a)	510	31,120
Medidata Solutions, Inc.(a)	197	18,026
NextGen Healthcare, Inc.(a)(b)	6,182	96,872
Omnicell, Inc.(a)	8,075	583,580
Phreesia, Inc.(a)(b)	6,611	160,251
Teladoc Health, Inc.(a)(b)	3,513	237,900
Veeva Systems, Inc., Class A(a)(b)	4,334	661,758
Vocera Communications, Inc.(a)	2,697	66,481

		2,978,301

Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants, Inc.(b)	11,989	465,653
Bloomin’ Brands, Inc.(b)	12,870	243,629
Boyd Gaming Corp.(b)	21,994	526,756
Brinker International, Inc.(b)	3,482	148,577
Caesars Entertainment Corp.(a)	1,866	21,758
Century Casinos, Inc.(a)	4,222	32,636
Choice Hotels International, Inc.	110	9,786
Churchill Downs, Inc.(b)	4,292	529,869
Darden Restaurants, Inc.(b)	5,110	604,104
Denny’s Corp.(a)	2,673	60,851
Domino’s Pizza, Inc.(b)	472	115,446
Dunkin’ Brands Group, Inc.	271	21,507
Eldorado Resorts, Inc.(a)(b)	2,795	111,437
Extended Stay America, Inc.	7,400	108,336
Genting Bhd	318,300	436,554
Genting Malaysia Bhd	221,500	160,487
Hilton Grand Vacations, Inc.(a)	281	8,992
Hilton Worldwide Holdings, Inc.	583	54,283
Hotel Shilla Co. Ltd.	2,391	172,144
Hyatt Hotels Corp., Class A	122	8,988
The Indian Hotels Co. Ltd.	16,892	38,113
International Game Technology PLC(b)	4,537	64,471
International Speedway Corp., Class A(b)	1,256	56,533
J Alexander’s Holdings, Inc.(a)	4,680	54,850
Jubilant Foodworks Ltd.	6,236	119,741
Las Vegas Sands Corp.	2,528	146,017
Marcus Corp.	2,029	75,093
Marriott International, Inc., Class A	1,144	142,279
Marriott Vacations Worldwide Corp.	1,195	123,814
McDonald’s Corp.	3,949	847,890
MGM Resorts International	198	5,489
OPAP SA	4,323	44,470
Penn National Gaming, Inc.(a)	19,446	362,182
Planet Fitness, Inc., Class A(a)(b)	2,122	122,800
Royal Caribbean Cruises Ltd.	1,356	146,895
Ruth’s Hospitality Group, Inc.(b)	4,458	91,010
Six Flags Entertainment Corp.	1,552	78,826
Target Hospitality Corp.(a)	30,061	204,715
Texas Roadhouse, Inc.(b)	19,201	1,008,436
Vail Resorts, Inc.	201	45,740
Wendy’s Co.	608	12,148

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Destinations, Inc.	298	$13,714
Wyndham Hotels & Resorts, Inc.	314	16,246
Yum China Holdings, Inc.	3,210	145,830

		7,809,095

Household Durables — 0.9%
Bassett Furniture Industries, Inc.	4,635	70,915
D.R. Horton, Inc.	5,713	301,132
Garmin Ltd.	668	56,573
GoPro, Inc., Class A(a)(b)	12,739	66,052
Helen of Troy Ltd.(a)	752	118,560
La-Z-Boy, Inc.	1,963	65,937
Lennar Corp., Class A	529	29,545
Lennar Corp., Class B	51	2,263
LG Electronics, Inc.	12,666	713,065
LGI Homes, Inc.(a)	872	72,655
M/I Homes, Inc.(a)(b)	6,309	237,534
MDC Holdings, Inc.	24,122	1,039,658
Meritage Homes Corp.(a)	5,457	383,900
NVR, Inc.(a)	31	115,238
PulteGroup, Inc.	2,732	99,855
Roku, Inc.(a)(b)	983	100,030
Tempur Sealy International, Inc.(a)	150	11,580
Toll Brothers, Inc.	435	17,857
TopBuild Corp.(a)	3,233	311,758
TRI Pointe Group, Inc.(a)	872	13,115
Whirlpool Corp.(b)	258	40,857
ZAGG, Inc.(a)(b)	13,154	82,475

		3,950,554

Household Products — 1.0%
Central Garden & Pet Co.(a)	660	19,292
Church & Dwight Co., Inc.	6,553	493,048
Clorox Co.	1,035	157,185
Colgate-Palmolive Co.	2,411	177,233
Energizer Holdings, Inc.(b)	206	8,977
Hindustan Unilever Ltd.	13,247	370,665
Kimberly-Clark Corp.	4,422	628,145
LG Household & Health Care Ltd.	359	391,820
Procter & Gamble Co.	16,873	2,098,664
Spectrum Brands Holdings, Inc.	133	6,996

		4,352,025

Independent Power and Renewable Electricity Producers — 0.1%
China Yangtze Power Co. Ltd., Class A	25,600	65,422
CK Power PCL, NVDR(b)	1,380,100	259,452
Clearway Energy, Inc., Class A	778	13,490
Huaneng Power International, Inc., Class H	32,000	15,397
NRG Energy, Inc.	522	20,671
TerraForm Power, Inc., Class A	7,492	136,542

		510,974

Industrial Conglomerates — 0.5%
3M Co.	960	157,824

Security	Shares	Value

Industrial Conglomerates (continued)
Beijing Enterprises Holdings Ltd.	18,000	$82,823
BWX Technologies, Inc.(b)	311	17,792
Carlisle Cos., Inc.	1,054	153,399
Fosun International Ltd.	30,500	37,751
General Electric Co.	33,872	302,816
Honeywell International, Inc.	5,279	893,207
KOC Holding AS	92,050	307,683
Roper Technologies, Inc.	1,076	383,702
Seaboard Corp.	1	4,375

		2,341,372

Insurance — 2.3%
Aflac, Inc.	521	27,259
Allstate Corp.	3,353	364,404
American International Group, Inc.	602	33,531
American National Insurance Co.	25	3,093
Aon PLC	1,193	230,929
Arch Capital Group Ltd.(a)	397	16,666
Arthur J Gallagher & Co.	3,295	295,133
Assured Guaranty Ltd.	316	14,049
Axis Capital Holdings Ltd.	270	18,014
Brown & Brown, Inc.	4,399	158,628
Cathay Financial Holding Co. Ltd.	72,000	94,900
China Life Insurance Co. Ltd.(a)	437,948	347,209
China Life Insurance Co. Ltd., Class A	11	42
China Life Insurance Co. Ltd., Class H	730,000	1,682,173
China Pacific Insurance Group Co. Ltd., Class A	24,800	121,283
China Pacific Insurance Group Co. Ltd., Class H	42,600	156,312
Cincinnati Financial Corp.	2,824	329,476
CNA Financial Corp.	92	4,531
CNO Financial Group, Inc.	34,723	549,665
Discovery Ltd.	19,238	145,049
Employers Holdings, Inc.	10,869	473,671
Everest Re Group Ltd.	39	10,378
FedNat Holding Co.	981	13,724
First American Financial Corp.	5,899	348,100
Globe Life, Inc.(b)	4,409	422,206
Hanover Insurance Group, Inc.	129	17,485
HCI Group, Inc.	909	38,214
IRB Brasil Resseguros S/A	4,200	38,068
Kemper Corp.	206	16,058
Kinsale Capital Group, Inc.(b)	6,454	666,763
Lincoln National Corp.	2,369	142,898
Markel Corp.(a)	19	22,456
Marsh & McLennan Cos., Inc.	666	66,633
Mercury General Corp.	895	50,013
MetLife, Inc.	4,578	215,898
National General Holdings Corp.	2,480	57,090
New China Life Insurance Co. Ltd., Class H	10,300	40,704
Old Republic International Corp.	924	21,779

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Ping An Insurance Group Co. of China Ltd., Class H	114,000	$1,310,282
Primerica, Inc.	137	17,431
Progressive Corp.	3,228	249,363
Protective Insurance Corp., Class B	3,231	56,381
Prudential Financial, Inc.(b)	6,707	603,295
Samsung Fire & Marine Insurance Co. Ltd.	282	52,543
Samsung Life Insurance Co. Ltd.	1,050	62,396
Stewart Information Services Corp.	1,158	44,919
Travelers Cos., Inc.	1,538	228,685
United Fire Group, Inc.	622	29,222
Universal Insurance Holdings, Inc.	1,903	57,071
Unum Group(b)	7,110	211,309
W.R. Berkley Corp.	2,131	153,922
White Mountains Insurance Group Ltd.	10	10,800
Willis Towers Watson PLC	220	42,453

		10,384,556

Interactive Media & Services — 3.4%
Alphabet, Inc., Class A(a)	1,795	2,191,946
Alphabet, Inc., Class C(a)(b)	2,209	2,692,771
Baidu, Inc. — ADR(a)	1,031	105,946
Care.com, Inc.(a)	8,756	91,500
Cargurus, Inc.(a)	10,613	328,472
Cars.com, Inc.(a)	6,889	61,863
EverQuote, Inc., Class A(a)	5,877	125,415
Facebook, Inc., Class A(a)	17,927	3,192,440
IAC/InterActiveCorp.(a)	263	57,326
Just Dial Ltd.(a)	5,094	49,646
Match Group, Inc.(b)	527	37,649
Meet Group, Inc.(a)	10,711	35,079
NAVER Corp.	1,332	174,712
Pinterest, Inc., Class A(a)(b)	4,705	124,447
Snap, Inc., Class A(a)	648	10,238
Tencent Holdings Ltd.	112,500	4,705,638
TrueCar, Inc.(a)	23,092	78,513
Twitter, Inc.(a)	2,252	92,782
Yandex NV, Class A(a)	15,507	542,900
Yelp, Inc.(a)	15,317	532,266
Zillow Group, Inc., Class A(a)	185	5,466
Zillow Group, Inc., Class C(a)(b)	400	11,928

		15,248,943

Internet & Direct Marketing Retail — 3.3%
1-800-Flowers.com, Inc., Class A(a)	12,050	178,280
Alibaba Group Holding Ltd. — ADR(a)	34,210	5,720,938
Amazon.com, Inc.(a)	3,700	6,422,867
Booking Holdings, Inc.(a)	234	459,251
eBay, Inc.	723	28,183
Etsy, Inc.(a)	4,580	258,770
Expedia Group, Inc.	432	58,065
GrubHub, Inc.(a)	463	26,025
JD.com, Inc. — ADR(a)	50,017	1,410,980

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
RealReal, Inc.(a)	799	$17,866
Stitch Fix, Inc., Class A(a)(b)	8,252	158,851
TripAdvisor, Inc.(a)	1,086	42,006
Vipshop Holdings Ltd. — ADR(a)	16,311	145,494
Wayfair, Inc., Class A(a)	421	47,202

		14,974,778

IT Services — 3.3%
Accenture PLC, Class A	2,691	517,614
Akamai Technologies, Inc.(a)	38	3,472
Amdocs Ltd.	5,766	381,190
Automatic Data Processing, Inc.	8,847	1,428,083
Black Knight, Inc.(a)	471	28,759
Booz Allen Hamilton Holding Corp.	447	31,746
Broadridge Financial Solutions, Inc.	372	46,288
CACI International, Inc., Class A(a)	81	18,732
Cognizant Technology Solutions Corp., Class A	978	58,939
CoreLogic, Inc.(a)	264	12,215
CSG Systems International, Inc.(b)	12,271	634,165
Endurance International Group Holdings, Inc.(a)	14,317	53,689
Euronet Worldwide, Inc.(a)	164	23,993
Fidelity National Information Services, Inc.(b)	4,251	564,363
Fiserv, Inc.(a)	1,840	190,606
Genpact Ltd.	8,660	335,575
GoDaddy, Inc., Class A(a)	3,097	204,340
GTT Communications, Inc.(a)	1,078	10,155
Hackett Group, Inc.	17,257	284,050
Hexaware Technologies Ltd.	13,799	74,093
Infosys Ltd.	73,582	833,000
Infosys Ltd. — ADR	56,600	643,542
International Business Machines Corp.	3,967	576,881
International Money Express, Inc.(a)	13,554	186,232
Jack Henry & Associates, Inc.(b)	370	54,009
Leidos Holdings, Inc.	338	29,027
LiveRamp Holdings, Inc.(a)(b)	2,639	113,371
ManTech International Corp., Class A	7,833	559,355
Mastercard, Inc., Class A(b)	10,196	2,768,928
Mindtree Ltd.	7,686	76,802
Mphasis Ltd.	12,282	165,854
Okta, Inc.(a)(b)	475	46,769
Paychex, Inc.	9,830	813,629
PayPal Holdings, Inc.(a)	3,176	329,002
Perficient, Inc.(a)	4,049	156,210
Perspecta, Inc.	2,482	64,830
Presidio, Inc.	2,477	41,861
Samsung SDS Co. Ltd.	1,182	188,098
Square, Inc., Class A(a)	4,392	272,084
Switch, Inc., Class A(b)	192	2,999
Tata Consultancy Services Ltd.	3,477	102,997
Tech Mahindra Ltd.	5,849	59,008
Teradata Corp.(a)	372	11,532

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Twilio, Inc., Class A(a)	549	$60,368
VeriSign, Inc.(a)	1,023	192,969
Visa, Inc., Class A	10,081	1,734,033
WEX, Inc.(a)	141	28,492

		15,013,949

Leisure Products — 0.0%
Brunswick Corp.	279	14,541
Malibu Boats, Inc., Class A(a)	4,692	143,951
Mattel, Inc.(a)	1,125	12,814

		171,306

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(a)	1,665	83,916
Adaptive Biotechnologies Corp.(a)	1,072	33,125
Agilent Technologies, Inc.	1,750	134,103
Avantor, Inc.(a)	767	11,275
Bio-Rad Laboratories, Inc., Class A(a)	70	23,292
Bio-Techne Corp.	123	24,067
Bruker Corp.(b)	335	14,717
Charles River Laboratories International, Inc.(a)	158	20,915
Illumina, Inc.(a)(b)	668	203,219
IQVIA Holdings, Inc.(a)	630	94,109
Medpace Holdings, Inc.(a)(b)	4,005	336,580
Mettler-Toledo International, Inc.(a)	324	228,226
NanoString Technologies, Inc.(a)(b)	4,493	97,004
NeoGenomics, Inc.(a)	3,833	73,287
PerkinElmer, Inc.	138	11,753
Personalis, Inc.(a)(b)	3,251	47,708
PRA Health Sciences, Inc.(a)	204	20,243
QIAGEN NV(a)	725	23,903
Syneos Health, Inc.(a)(b)	4,240	225,610
Thermo Fisher Scientific, Inc.	3,126	910,510
Waters Corp.(a)(b)	675	150,680

		2,768,242

Machinery — 2.0%
AGCO Corp.(b)	208	15,746
Albany International Corp., Class A(b)	2,456	221,433
Allison Transmission Holdings, Inc.	362	17,032
Caterpillar, Inc.	1,152	145,509
Colfax Corp.(a)	304	8,834
Crane Co.	1,343	108,286
Cummins, Inc.	1,184	192,601
Deere & Co.	842	142,029
Donaldson Co., Inc.	419	21,822
Doosan Infracore Co. Ltd.(a)	59,769	314,512
EnPro Industries, Inc.	182	12,494
ESCO Technologies, Inc.	8,460	673,078
Evoqua Water Technologies Corp.(a)	5,816	98,988
Gardner Denver Holdings, Inc.(a)	432	12,221
Gates Industrial Corp. PLC(a)(b)	150	1,511
Graco, Inc.	541	24,908
Greenbrier Cos., Inc.(b)	5,650	170,178

Security	Shares	Value

Machinery (continued)
Hillenbrand, Inc.	12,841	$396,530
IDEX Corp.	1,600	262,208
Illinois Tool Works, Inc.	179	28,012
Ingersoll-Rand PLC	1,842	226,953
Iochpe-Maxion SA	59,806	276,075
ITT, Inc.	288	17,623
John Bean Technologies Corp.	1,262	125,481
LB Foster Co., Class A(a)	629	13,630
Lincoln Electric Holdings, Inc.	194	16,831
Lonking Holdings Ltd.	371,000	95,611
Meritor, Inc.(a)	7,877	145,725
Miller Industries, Inc.(b)	5,974	198,934
Navistar International Corp.(a)(b)	680	19,115
Nordson Corp.	188	27,497
Oshkosh Corp.	6,788	514,530
PACCAR, Inc.(b)	15,032	1,052,390
Parker-Hannifin Corp.	500	90,305
Rexnord Corp.(a)	12,882	348,458
Sany Heavy Industry Co. Ltd., Class A	92,298	184,863
Sinotruk Hong Kong Ltd.	37,500	55,617
Snap-on, Inc.(b)	735	115,057
Timken Co.	220	9,572
Toro Co.	347	25,435
TriMas Corp.(a)	6,406	196,344
Trinity Industries, Inc.(b)	344	6,770
Valmont Industries, Inc.	70	9,691
Wabash National Corp.	8,355	121,231
Watts Water Technologies, Inc., Class A	6,220	583,001
Weichai Power Co. Ltd., Class H	406,000	585,704
Woodward, Inc.(b)	5,554	598,888
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	169,999	135,986
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	212,000	143,584

		8,808,833

Marine — 0.0%
Kirby Corp.(a)	195	16,021

Media — 1.0%
Altice USA, Inc., Class A(a)	491	14,082
AMC Networks, Inc., Class A(a)	5,465	268,659
Cable One, Inc.	15	18,821
Cardlytics, Inc.(a)(b)	932	31,241
CBS Corp., Class B	999	40,330
Charter Communications, Inc., Class A(a)	411	169,381
Cheil Worldwide, Inc.	2,585	53,595
Cinemark Holdings, Inc.	1,535	59,312
Comcast Corp., Class A	22,549	1,016,509
Discovery, Inc., Class A(a)(b)	1,172	31,210
Discovery, Inc., Class C(a)	889	21,887
Emerald Expositions Events, Inc.	2,571	25,016
Entravision Communications Corp., Class A	23,429	74,504

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
EW Scripps Co., Class A	5,486	$72,854
GCI Liberty, Inc., Class A(a)	322	19,987
Gray Television, Inc.(a)(b)	8,641	141,021
iHeartMedia, Inc., Class A(a)	2,452	36,780
Interpublic Group of Cos., Inc.	30,736	662,668
John Wiley & Sons, Inc., Class A(b)	143	6,283
Liberty Broadband Corp., Class A(a)	80	8,362
Liberty Broadband Corp., Class C(a)	195	20,411
Liberty Media Corp. — Liberty Formula One, Class A(a)	81	3,207
Liberty Media Corp. — Liberty Formula One, Class C(a)	266	11,063
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	337	14,009
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	171	7,175
Lions Gate Entertainment Corp., Class A(a)	165	1,526
Lions Gate Entertainment Corp., Class B(a)	372	3,251
Madison Square Garden Co., Class A(a)(b)	61	16,075
Marchex, Inc., Class B(a)	5,595	17,568
McClatchy Co., Class A(a)(b)	3,156	8,932
MSG Networks, Inc., Class A(a)(b)	9,277	150,473
MultiChoice Group Ltd.(a)	29,749	231,591
Naspers Ltd., Class N	454	68,740
New Media Investment Group, Inc.	1,315	11,585
New York Times Co., Class A	531	15,123
News Corp., Class A	2,038	28,369
News Corp., Class B	397	5,675
Nexstar Media Group, Inc., Class A	147	15,040
Omnicom Group, Inc.	68	5,324
Sinclair Broadcast Group, Inc., Class A	3,695	157,924
Sirius XM Holdings, Inc.(b)	17,986	112,503
Townsquare Media, Inc., Class A	4,560	32,057
Walt Disney Co.	6,613	861,806
Zee Entertainment Enterprises Ltd.	18,552	69,545

		4,641,474

Metals & Mining — 1.4%
Alcoa Corp.(a)(b)	5,919	118,794
Anglo American Platinum Ltd.	13,214	796,618
Anglo American PLC	25,103	582,473
AngloGold Ashanti Ltd.	8,536	157,841
Carpenter Technology Corp.	1,498	77,387
Cleveland-Cliffs, Inc.	4,015	28,988
Freeport-McMoRan, Inc.(b)	10,427	99,786
Gold Fields Ltd.	15,095	75,272
Gold Fields Ltd. — ADR	9,899	48,703
Hindalco Industries Ltd.	21,563	58,309
Hochschild Mining PLC	52,450	132,258
Industrias Penoles SAB de CV	3	40
Jindal Steel & Power Ltd.(a)	31,768	46,500

Security	Shares	Value

Metals & Mining (continued)
Kaiser Aluminum Corp.	4,252	$420,820
Magnitogorsk Iron & Steel Works PJSC	553,784	334,363
Magnitogorsk Iron & Steel Works PJSC, — GDR	4,861	37,685
Materion Corp.	8,663	531,562
MMC Norilsk Nickel PJSC	1,109	285,141
Nucor Corp.	2,712	138,068
Olympic Steel, Inc.(b)	3,393	48,859
POSCO	6,712	1,272,312
POSCO — ADR(b)	4,776	225,236
Reliance Steel & Aluminum Co.	410	40,861
Royal Gold, Inc.	214	26,367
Ryerson Holding Corp.(a)	17,204	146,750
Severstal PAO — GDR	6,279	90,104
Severstal PJSC	22,213	319,564
Southern Copper Corp.	270	9,215
Steel Dynamics, Inc.	2,256	67,229
TimkenSteel Corp.(a)(b)	3,190	20,065
United States Steel Corp.(b)	563	6,503
Warrior Met Coal, Inc.(b)	6,011	117,335
Zijin Mining Group Co. Ltd., Class H	308,000	106,366

		6,467,374

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ellington Financial, Inc.	9,608	173,616
KKR Real Estate Finance Trust, Inc.	77	1,504
Two Harbors Investment Corp.	889	11,673
Western Asset Mortgage Capital Corp.(b)	2,977	28,728

		215,521

Multi-Utilities — 0.4%
Avista Corp.(b)	6,845	331,572
Black Hills Corp.	1,360	104,353
Consolidated Edison, Inc.	5,792	547,170
Dominion Energy, Inc.(b)	140	11,346
DTE Energy Co.	4,744	630,762
MDU Resources Group, Inc.	644	18,154

		1,643,357

Multiline Retail — 0.2%
Dollar General Corp.	2,860	454,569
Magazine Luiza SA	19,000	169,379
Ollie’s Bargain Outlet Holdings, Inc.(a)	172	10,086
Target Corp.(b)	1,818	194,362

		828,396

Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	739	5,469
Antero Resources Corp.(a)	4,841	14,620
Arch Coal, Inc., Class A	2,203	163,463
Ardmore Shipping Corp.(a)(b)	7,033	47,051
Brigham Minerals, Inc., Class A	610	12,139
Bukit Asam Tbk PT	205,600	32,746

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	2,989	$52,517
Callon Petroleum Co.(a)(b)	13,114	56,915
Carrizo Oil & Gas, Inc.(a)	2,395	20,561
Centennial Resource Development, Inc., Class A(a)(b)	599	2,704
Chesapeake Energy Corp.(a)	4,272	6,024
Chevron Corp.	12,012	1,424,623
China Coal Energy Co. Ltd., Class H	102,000	41,520
China Petroleum & Chemical Corp., Class H	1,430,000	846,190
CNOOC Ltd.	481,000	736,473
Coal India Ltd.	28,155	79,487
ConocoPhillips	16,422	935,726
Continental Resources, Inc.(a)(b)	3,308	101,853
Delek US Holdings, Inc.(b)	2,547	92,456
Devon Energy Corp.	9,108	219,138
EOG Resources, Inc.	8,405	623,819
EQT Corp.	833	8,863
Equitrans Midstream Corp.(b)	668	9,719
Evolution Petroleum Corp.(b)	40,922	238,984
Exxon Mobil Corp.	30,733	2,170,057
Gazprom PJSC — ADR	19,622	135,257
Green Plains, Inc.(b)	1,862	19,728
Grupa Lotos SA	3,765	83,167
Hess Corp.	2,254	136,322
HollyFrontier Corp.	98	5,257
Kinder Morgan, Inc.	8,054	165,993
Kosmos Energy Ltd.	1,186	7,401
Kunlun Energy Co. Ltd.	540,000	465,305
Laredo Petroleum, Inc.(a)	4,612	11,115
LUKOIL PJSC	8,548	708,860
Lukoil PJSC — ADR	19,440	1,605,787
Marathon Oil Corp.	10,392	127,510
Marathon Petroleum Corp.	3,038	184,559
Matador Resources Co.(a)	8,222	135,910
MOL Hungarian Oil & Gas PLC	12,325	115,931
Murphy Oil Corp.(b)	505	11,166
Noble Energy, Inc.(b)	23,646	531,089
Northern Oil and Gas, Inc.(a)	18,329	35,925
Novatek PJSC — GDR	1,841	372,984
Oasis Petroleum, Inc.(a)(b)	25,138	86,977
Occidental Petroleum Corp.	2,556	113,665
Pacific Ethanol, Inc.(a)	41,810	23,552
Parsley Energy, Inc., Class A	277	4,654
PBF Energy, Inc., Class A	391	10,631
Peabody Energy Corp.	1,714	25,230
Penn Virginia Corp.(a)	651	18,925
PetroChina Co. Ltd., ADR(b)	4,226	214,723
PetroChina Co. Ltd., Class H	1,856,000	952,039
Petronas Dagangan Bhd	7,600	42,837
Petronet LNG Ltd.	60,706	222,787
Phillips 66	3,983	407,859
Pioneer Natural Resources Co.	411	51,691
Polski Koncern Naftowy ORLEN SA	21,808	536,825

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	680	$2,598
Reliance Industries Ltd.	18,091	340,628
Scorpio Tankers, Inc.	3,396	101,065
SemGroup Corp., Class A	2,824	46,144
Shaanxi Coal Industry Co. Ltd.	83,900	102,681
SM Energy Co.(b)	2,870	27,810
Southwestern Energy Co.(a)(b)	17,764	34,285
Tallgrass Energy LP, Class A	621	12,507
Talos Energy, Inc.(a)(b)	14,642	297,672
Tatneft PJSC	45,173	478,520
Teekay Corp.(b)	3,448	13,792
Tupras Turkiye Petrol Rafinerileri AS	2,814	71,509
Ultrapar Participacoes SA	103,855	462,167
Valero Energy Corp.	3,674	313,172
W&T Offshore, Inc.(a)(b)	3,546	15,496
Whiting Petroleum Corp.(a)	1,609	12,920
Williams Cos., Inc.	13,875	333,832
WPX Energy, Inc.(a)	1,374	14,551
Yanzhou Coal Mining Co. Ltd., Class H	22,000	22,342

		18,218,469

Paper & Forest Products — 0.2%
Boise Cascade Co.	14,677	478,323
Clearwater Paper Corp.(a)	2,742	57,911
Domtar Corp.	5,550	198,746

		734,980

Personal Products — 0.3%
Coty, Inc., Class A	3,258	34,242
elf Beauty, Inc.(a)	951	16,652
Estee Lauder Cos., Inc., Class A	4,050	805,748
Herbalife Nutrition Ltd.(a)	335	12,683
Marico Ltd.	59,306	330,014
Medifast, Inc.	2,161	223,944
Natural Health Trends Corp.	3,327	23,555
Nu Skin Enterprises, Inc., Class A	180	7,655
USANA Health Sciences, Inc.(a)	809	55,328

		1,509,821

Pharmaceuticals — 3.2%
Acer Therapeutics, Inc.(a)(b)	8,356	26,656
Aerie Pharmaceuticals, Inc.(a)	3,825	73,516
Akcea Therapeutics, Inc.(a)(b)	645	9,927
Akorn, Inc.(a)(b)	3,182	12,092
Allergan PLC	2,402	404,233
Amneal Pharmaceuticals, Inc.(a)	32,971	95,616
Amphastar Pharmaceuticals, Inc.(a)	7,033	139,464
ANI Pharmaceuticals, Inc.(a)(b)	454	33,088
Assembly Biosciences, Inc.(a)	3,936	38,691
Bristol-Myers Squibb Co.(b)	23,587	1,196,097
Catalent, Inc.(a)	475	22,638
China Medical System Holdings Ltd.	87,000	103,335
China Resources Pharmaceutical Group Ltd.(c)	44,000	41,163
Corcept Therapeutics, Inc.(a)(b)	11,162	157,775

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Dermira, Inc.(a)	10,274	$65,651
Dr. Reddy’s Laboratories Ltd.	9,003	343,064
Dr. Reddy’s Laboratories Ltd. — ADR	2,346	88,890
Elanco Animal Health, Inc.(a)(b)	3,650	97,053
Eli Lilly & Co.	9,899	1,107,005
Endo International PLC(a)	9,589	30,781
Glenmark Pharmaceuticals Ltd.	38,337	175,866
Hanmi Pharm Co. Ltd.	119	27,420
Horizon Therapeutics PLC(a)	8,344	227,207
Intersect ENT, Inc.(a)	3,747	63,736
Intra-Cellular Therapies, Inc.(a)	3,891	29,066
Jazz Pharmaceuticals PLC(a)	529	67,786
Johnson & Johnson	28,087	3,633,896
KalVista Pharmaceuticals, Inc.(a)	1,067	12,377
Mallinckrodt PLC(a)	3,510	8,459
Merck & Co., Inc.	26,023	2,190,616
Mylan NV(a)	3,619	71,584
Nektar Therapeutics(a)	1,434	26,120
NGM Biopharmaceuticals, Inc.(a)	8,919	123,528
Pacira BioSciences, Inc.(a)	2,862	108,956
Perrigo Co. PLC	1,359	75,955
Pfizer, Inc.(b)	47,318	1,700,136
Prestige Consumer Healthcare, Inc.(a)(b)	18,496	641,626
Reata Pharmaceuticals, Inc., Class A(a)(b)	1,165	93,538
Richter Gedeon Nyrt	7,304	118,166
Sun Pharmaceutical Industries Ltd.	10,523	57,914
Supernus Pharmaceuticals, Inc.(a)	1,430	39,296
TherapeuticsMD, Inc.(a)(b)	7,632	27,704
Zoetis, Inc.	8,328	1,037,586

		14,645,273

Professional Services — 1.0%
ASGN, Inc.(a)(b)	4,223	265,458
CoStar Group, Inc.(a)	638	378,461
CRA International, Inc.	3,909	164,061
Forrester Research, Inc.	448	14,399
Insperity, Inc.(b)	10,467	1,032,255
Kforce, Inc.	14,386	544,294
L&T Technology Services Ltd.(c)	1,709	36,725
Mistras Group, Inc.(a)	1,009	16,548
Paylocity Holding Corp.(a)	10,795	1,053,376
Quess Corp. Ltd.(a)(c)	5,753	38,117
Robert Half International, Inc.	5,537	308,189
TransUnion	498	40,393
TriNet Group, Inc.(a)	7,309	454,547

		4,346,823

Real Estate Management & Development — 0.3%
China Aoyuan Group Ltd.	39,000	44,181
Dar Al Arkan Real Estate Development Co.(a)	13,465	42,826
Emaar Properties PJSC	94,788	119,144

Security	Shares	Value

Real Estate Management & Development (continued)
Greenland Holdings Corp. Ltd., Class A	128,200	$126,920
Hemisphere Properties India Ltd.(a)	27,195	59,084
Howard Hughes Corp.(a)	131	16,978
Marcus & Millichap, Inc.(a)	1,895	67,254
Multiplan Empreendimentos Imobiliarios SA	15,300	106,236
Poly Developments and Holdings Group Co. Ltd., Class A	135,700	272,284
RE/MAX Holdings, Inc., Class A	8,296	266,799
Shimao Property Holdings Ltd.	45,500	132,881
SM Prime Holdings, Inc.	52,100	37,400
Sunac China Holdings Ltd.	27,000	108,531

		1,400,518

Road & Rail — 0.8%
AMERCO	198	77,228
Covenant Transportation Group, Inc., Class A(a)	12,463	204,892
CSX Corp.	8,860	613,732
Daseke, Inc.(a)(b)	4,340	10,850
Genesee & Wyoming, Inc., Class A(a)	183	20,223
JB Hunt Transport Services, Inc.(b)	971	107,441
Knight-Swift Transportation Holdings, Inc.(b)	1,989	72,201
Landstar System, Inc.(b)	2,426	273,119
Lyft, Inc., Class A(a)	3,375	137,835
Marten Transport Ltd.	5,858	121,729
Norfolk Southern Corp.(b)	1,713	307,758
Old Dominion Freight Line, Inc.	1,074	182,548
Ryder System, Inc.	170	8,801
Schneider National, Inc., Class B	181	3,931
Uber Technologies, Inc., (Acquired 6/01/14, cost $1,066,101)(a)(b)	6,870	209,329
Union Pacific Corp.	4,517	731,664
Universal Logistics Holdings, Inc.	11,890	276,799
US Xpress Enterprises, Inc., Class A(a)	7,689	37,061

		3,397,141

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(a)	2,785	80,737
Ambarella, Inc.(a)	3,758	236,134
Amkor Technology, Inc.(a)	77,079	701,419
Analog Devices, Inc.	423	47,262
Applied Materials, Inc.	11,132	555,487
Broadcom, Inc.	1,635	451,374
Cirrus Logic, Inc.(a)(b)	22,967	1,230,572
Cohu, Inc.	6,464	87,296
Cree, Inc.(a)(b)	345	16,905
Cypress Semiconductor Corp.	2,661	62,108
Enphase Energy, Inc.(a)	1,398	31,077
Entegris, Inc.	441	20,753
First Solar, Inc.(a)	270	15,663
GSI Technology, Inc.(a)	1,892	16,574
Intel Corp.	29,896	1,540,541

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	1,004	$232,034
Marvell Technology Group Ltd.	2,912	72,713
MediaTek, Inc.	87,000	1,035,100
Micron Technology, Inc.(a)	2,084	89,299
MKS Instruments, Inc.	177	16,334
Monolithic Power Systems, Inc.(b)	137	21,321
NVIDIA Corp.	5,739	998,988
NXP Semiconductors NV	238	25,971
Power Integrations, Inc.	535	48,380
Qorvo, Inc.(a)	1,829	135,602
QUALCOMM, Inc.	7,510	572,863
Radiant Opto-Electronics Corp.	98,000	374,279
Realtek Semiconductor Corp.	123,000	911,933
Skyworks Solutions, Inc.	283	22,428
SunPower Corp.(a)	3,744	41,072
Taiwan Semiconductor Manufacturing Co. Ltd.	540,000	4,796,025
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	22,328	1,037,805
Teradyne, Inc.	560	32,430
Texas Instruments, Inc.	8,532	1,102,676
Xilinx, Inc.	462	44,306

		16,705,461

Software — 3.6%
A10 Networks, Inc.(a)	1,949	13,526
ACI Worldwide, Inc.(a)(b)	3,180	99,614
Adobe, Inc.(a)	3,798	1,049,198
Alarm.com Holdings, Inc.(a)	4,479	208,901
Alteryx, Inc., Class A(a)	149	16,007
American Software, Inc., Class A	1,889	28,373
Anaplan, Inc.(a)	275	12,925
Aspen Technology, Inc.(a)	226	27,816
Atlassian Corp. PLC, Class A(a)	345	43,277
Avalara, Inc.(a)	1,377	92,658
Avaya Holdings Corp.(a)	1,676	17,145
Benefitfocus, Inc.(a)	12,734	303,197
Birlasoft Ltd.(a)	35,982	35,174
Box, Inc., Class A(a)	12,050	199,548
Cadence Design Systems, Inc.(a)	1,024	67,666
CDK Global, Inc.	343	16,495
Ceridian HCM Holding, Inc.(a)(b)	266	13,132
Cloudera, Inc.(a)(b)	13,728	121,630
Cloudflare, Inc., Class A(a)	3,841	71,327
Cornerstone OnDemand, Inc.(a)	2,633	144,341
Coupa Software, Inc.(a)	201	26,044
Datadog, Inc., Class A(a)	1,197	40,590
DocuSign, Inc.(a)	103	6,378
Domo, Inc., Class B(a)	1,344	21,477
Dropbox, Inc., Class A(a)	3,046	61,438
Dynatrace, Inc.(a)	119	2,222
Elastic NV(a)	145	11,939
Fair Isaac Corp.(a)	93	28,227
FireEye, Inc.(a)(b)	653	8,711

Security	Shares	Value

Software (continued)
Fortinet, Inc.(a)	171	$13,126
Guidewire Software, Inc.(a)	267	28,136
HubSpot, Inc.(a)	130	19,709
Intuit, Inc.	3,295	876,272
j2 Global, Inc.	1,299	117,975
LivePerson, Inc.(a)	4,732	168,932
LogMeIn, Inc.	161	11,425
Manhattan Associates, Inc.(a)	1,778	143,431
Medallia, Inc.(a)	1,807	49,566
Microsoft Corp.	49,095	6,825,678
Model N, Inc.(a)	3,978	110,429
New Relic, Inc.(a)(b)	783	48,115
Nuance Communications, Inc.(a)	937	15,282
Nutanix, Inc., Class A(a)	459	12,049
Oracle Corp.	6,538	359,786
Pagerduty, Inc.(a)(b)	34	961
Paycom Software, Inc.(a)	186	38,965
Pegasystems, Inc.	125	8,506
Pluralsight, Inc., Class A(a)	204	3,426
Progress Software Corp.(b)	313	11,913
Proofpoint, Inc.(a)	180	23,229
PROS Holdings, Inc.(a)(b)	2,762	164,615
Rapid7, Inc.(a)	2,197	99,722
RealPage, Inc.(a)(b)	260	16,344
RingCentral, Inc., Class A(a)	5,975	750,819
salesforce.com, Inc.(a)	7,641	1,134,230
ServiceNow, Inc.(a)	2,469	626,756
Smartsheet, Inc., Class A(a)(b)	286	10,305
SolarWinds Corp.(a)	147	2,712
Splunk, Inc.(a)(b)	147	17,325
SPS Commerce, Inc.(a)(b)	6,236	293,529
SVMK, Inc.(a)	6,523	111,543
TeleNav, Inc.(a)(b)	6,724	32,141
Totvs SA	31,373	435,980
Trade Desk, Inc., Class A(a)	126	23,631
Tyler Technologies, Inc.(a)	124	32,550
Workday, Inc., Class A(a)(b)	1,654	281,114
Workiva, Inc.(a)	761	33,355
Yext, Inc.(a)(b)	20,016	318,054
Zendesk, Inc.(a)	2,061	150,206
Zscaler, Inc.(a)(b)	443	20,936
Zynga, Inc., Class A(a)	28,136	163,752

		16,395,506

Specialty Retail — 2.1%
Aaron’s, Inc.(b)	5,430	348,932
Advance Auto Parts, Inc.	410	67,814
America’s Car-Mart, Inc.(a)	1,416	129,847
American Eagle Outfitters, Inc.(b)	5,693	92,341
Asbury Automotive Group, Inc.(a)(b)	8,223	841,460
AutoNation, Inc.(a)	176	8,923
AutoZone, Inc.(a)	459	497,841
Best Buy Co., Inc.	2,559	176,545
BMC Stock Holdings, Inc.(a)	18,771	491,425

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
CarMax, Inc.(a)(b)	643	$56,584
Carvana Co.(a)	146	9,636
Com7 PCL — NVDR	169,400	135,146
Dick’s Sporting Goods, Inc.(b)	214	8,733
Five Below, Inc.(a)(b)	206	25,977
Floor & Decor Holdings, Inc., Class A(a)(b)	221	11,304
Foot Locker, Inc.(b)	357	15,408
Home Depot, Inc.	10,758	2,496,071
Home Product Center PCL — NVDR	990,200	554,032
Jarir Marketing Co.	1,140	47,993
JUMBO SA	2,026	38,415
Lithia Motors, Inc., Class A(b)	3,170	419,645
Lowe’s Cos., Inc.(b)	5,142	565,414
MarineMax, Inc.(a)	9,459	146,425
O’Reilly Automotive, Inc.(a)(b)	539	214,797
Penske Automotive Group, Inc.	112	5,295
Ross Stores, Inc.	2,458	270,011
Signet Jewelers Ltd.(b)	3,706	62,113
Sonic Automotive, Inc., Class A	9,322	292,804
Tiffany & Co.(b)	3,301	305,772
Tilly’s, Inc., Class A	5,473	51,665
Tractor Supply Co.	5,810	525,456
Ulta Salon Cosmetics & Fragrance, Inc.(a)(b)	2,120	531,378
Urban Outfitters, Inc.(a)	225	6,320
Williams-Sonoma, Inc.	256	17,403
Zumiez, Inc.(a)	3,847	121,854

		9,590,779

Technology Hardware, Storage & Peripherals — 2.8%
Acer, Inc.	354,000	203,034
Apple, Inc.	32,134	7,197,052
Dell Technologies, Inc., Class C(a)	569	29,508
Hewlett Packard Enterprise Co.	6,533	99,106
HP, Inc.	16,330	308,964
Lenovo Group Ltd.	990,000	660,454
NCR Corp.(a)	393	12,403
NetApp, Inc.	2,322	121,928
Pure Storage, Inc., Class A(a)	1,906	32,288
Quanta Computer, Inc.	323,000	589,258
Samsung Electronics Co. Ltd.	71,400	2,923,404
Seagate Technology PLC	2,386	128,343
Synaptics, Inc.(a)	753	30,082
Wistron Corp.	98,000	79,089
Xerox Holdings Corp.(a)	1,721	51,475

		12,466,388

Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.	17,000	140,525
Arvind Ltd.	171,132	115,817
Bata India Ltd.	4,064	98,835
Carter’s, Inc.	144	13,134
Columbia Sportswear Co.	97	9,398

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc.(a)	7,798	$216,472
Feng TAY Enterprise Co. Ltd.	12,100	86,724
Fila Korea Ltd.	676	32,705
Fossil Group, Inc.(a)	3,141	39,294
G-III Apparel Group Ltd.(a)(b)	12,805	329,985
Li Ning Co. Ltd.	260,000	745,945
Lululemon Athletica, Inc.(a)	2,115	407,201
Makalot Industrial Co. Ltd.	2,800	14,833
NIKE, Inc., Class B	4,426	415,690
Oxford Industries, Inc.(b)	7,631	547,143
Raymond Ltd.	18,727	147,712
Rocky Brands, Inc.	3,313	110,091
Skechers U.S.A., Inc., Class A(a)	431	16,098
Steven Madden Ltd.(b)	5,532	197,990
Wolverine World Wide, Inc.(b)	4,713	133,189

		3,818,781

Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	13,403	638,921
Federal Agricultural Mortgage Corp., Class C	4,308	351,791
Housing Development Finance Corp. Ltd.	9,801	273,568
LendingTree, Inc.(a)(b)	26	8,071
Merchants Bancorp	4,637	76,696
MGIC Investment Corp.	1,161	14,605
New York Community Bancorp, Inc.	1,485	18,637
NMI Holdings, Inc., Class A(a)	479	12,579
OceanFirst Financial Corp.	686	16,190
Radian Group, Inc.	6,507	148,620
Riverview Bancorp, Inc.	41,260	304,499
TFS Financial Corp.	159	2,865
Timberland Bancorp, Inc.	1,091	30,002
United Community Financial Corp.	13,541	145,972
Washington Federal, Inc.	16,356	605,008

		2,648,024

Tobacco — 0.7%
Altria Group, Inc.	21,075	861,968
Gudang Garam Tbk PT	85,500	315,460
Hanjaya Mandala Sampoerna Tbk PT	1,124,600	181,364
ITC Ltd.	143,098	525,024
Philip Morris International, Inc.	12,138	921,638
Turning Point Brands, Inc.	2,017	46,512
Vector Group Ltd.(b)	36,927	439,801

		3,291,767

Trading Companies & Distributors — 0.7%
Air Lease Corp.(b)	341	14,261
Applied Industrial Technologies, Inc.	13,993	794,802
Barloworld Ltd.	46,925	357,513
DXP Enterprises, Inc.(a)	2,082	72,287
Foundation Building Materials, Inc.(a)	10,945	169,538
GATX Corp.(b)	6,809	527,902

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
GMS, Inc.(a)	2,791	$80,157
H&E Equipment Services, Inc.	12,040	347,474
Herc Holdings, Inc.(a)(b)	6,370	296,269
MSC Industrial Direct Co., Inc., Class A	143	10,372
Posco International Corp.	4,483	71,590
Rush Enterprises, Inc., Class A	3,948	152,314
Titan Machinery, Inc.(a)	3,677	52,728
Univar, Inc.(a)	517	10,733
Veritiv Corp.(a)	1,649	29,814
Watsco, Inc.	106	17,933
WESCO International, Inc.(a)	139	6,640

		3,012,327

Transportation Infrastructure — 0.1%
DP World PLC	3,095	43,261
Grupo Aeroportuario del Centro Norte SAB de CV	73,405	435,505
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,414	67,236
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,500	43,304
Macquarie Infrastructure Corp.	241	9,512

		598,818

Water Utilities — 0.2%
American Water Works Co., Inc.	7,764	964,522
Aqua America, Inc.	708	31,740
Global Water Resources, Inc.	1,899	22,484

		1,018,746

Wireless Telecommunication Services — 1.3%
Advanced Info Service PCL — NVDR	34,300	246,921
America Movil SAB de CV, Series L	2,049,875	1,520,734
Boingo Wireless, Inc.(a)	14,995	166,444
China Mobile Ltd.	116,500	965,057
Etihad Etisalat Co.(a)	10,447	67,193
Gogo, Inc.(a)	3,675	22,160
Maxis Bhd	135,100	180,656
Mobile Telecommunications Co. Saudi Arabia(a)	22,183	70,778
Mobile TeleSystems PJSC — ADR	9,288	75,233
Sprint Corp.(a)	127,504	786,700
T-Mobile U.S., Inc.(a)	17,089	1,346,101
Telephone & Data Systems, Inc.	11,774	303,769
TIM Participacoes SA	24,563	70,409
Turkcell Iletisim Hizmetleri, ADR	6,712	38,795
Turkcell Iletisim Hizmetleri AS	22,361	51,485
United States Cellular Corp.(a)	4,113	154,567

		6,067,002

Total Common Stocks — 88.3% (Cost — $364,751,863)		399,939,668

Security	Shares	Value

Preferred Stocks — 0.5%

Banks — 0.5%
Banco Bradesco SA, Preference Shares, 0.00%	273,237	$2,230,640

Chemicals — 0.0%
Braskem SA, Preference ‘A’ Shares, Class A, 0.00%(a)	16,242	127,123

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao, Preference Shares, 0.00%	2,200	42,253

Metals & Mining — 0.0%
Gerdau SA, Preference Shares, 0.00%	24,360	77,156

Personal Products — 0.0%
LG Household & Health Care Ltd. Preference Shares, 0.00%	36	23,186

Total Preferred Stocks — 0.5% (Cost — $2,604,377)		2,500,358

Rights — 0.0%

Airlines — 0.0%
Gol Linhas Aereas Inteligentes SA (Expires 10/03/19)(a)	155	1

Metals & Mining — 0.0%
Pan American Silver Corp. (Expires 02/22/29)(a)(d)	16,660	3,499

Total Rights — 0.0% (Cost — $3,540)		3,500

Total Long-Term Investments — 88.8% (Cost — $367,359,780)		402,443,526

Short-Term Securities — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.00%(e)(f)(g)	40,638,569	40,658,888
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.76%(f)(g)	35,615,329	35,615,329

Total Short-Term Securities — 16.8% (Cost — $76,267,298)		76,274,217

Total Investments — 105.6% (Cost — $443,627,078)		478,717,743

Liabilities in Excess of Other Assets — (5.6)%		(25,543,893)

Net Assets — 100.0%		$453,173,850

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/2018	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,237,013	11,401,556	40,638,569	$40,658,888	$91,328	(b)	$6,347	$5,987
BlackRock Cash Funds: Treasury, SL Agency Shares	24,397,577	11,217,752	35,615,329	35,615,329	606,781		—	—

				$76,274,217	$698,109		$6,347	$5,987

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts

ALL	Albanian Lek

CME	Chicago Mercantile Exchange

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

Radian	Radian Guaranty, Inc.

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	42	12/20/19	$2,104	$(54,371)
Russell 2000 E-Mini Index	13	12/20/19	991	(28,896)
S&P 500 E-Mini Index	1,643	12/20/19	244,684	(2,044,744)

				(2,128,011)

Short Contracts
MSCI Emerging Markets E-Mini Index	2,031	12/20/19	101,743	3,171,894
Russell 2000 E-Mini Index	1,202	12/20/19	91,653	3,247,492

				6,419,386

				$4,291,375

Schedule of Investments (unaudited) (continued) September 30, 2019	Active Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Food Products	$3,885,301	$2,011,386	$—	$5,896,687
Gas Utilities	1,307,135	670,081	—	1,977,216
Health Care Equipment & Supplies	8,638,430	98,298	—	8,736,728
Health Care Providers & Services	10,060,112	683,597	—	10,743,709
Health Care Technology	2,978,301	—	—	2,978,301
Hotels, Restaurants & Leisure	6,837,585	971,510	—	7,809,095
Household Durables	3,237,489	713,065	—	3,950,554
Household Products	3,589,540	762,485	—	4,352,025
Independent Power and Renewable Electricity Producers	170,703	340,271	—	510,974
Industrial Conglomerates	1,913,114	428,258	—	2,341,372
Insurance	6,371,663	4,012,893	—	10,384,556
Interactive Media & Services	10,318,948	4,929,995	—	15,248,943
Internet & Direct Marketing Retail	14,974,778	—	—	14,974,778
IT Services	13,782,948	1,231,001	—	15,013,949
Leisure Products	171,306	—	—	171,306
Life Sciences Tools & Services	2,768,242	—	—	2,768,242
Machinery	7,292,955	1,515,878	—	8,808,833
Marine	16,021	—	—	16,021
Media	4,271,598	369,876	—	4,641,474
Metals & Mining	3,059,290	3,408,084	—	6,467,374
Mortgage Real Estate Investment Trusts (REITs)	215,521	—	—	215,521
Multi-Utilities	828,396	—	—	828,396
Multiline Retail	1,643,357	—	—	1,643,357
Oil, Gas & Consumable Fuels	10,338,938	7,879,531	—	18,218,469
Paper & Forest Products	734,980	—	—	734,980
Personal Products	1,179,807	330,014	—	1,509,821
Pharmaceuticals	13,896,511	748,762	—	14,645,273
Professional Services	4,346,823	—	—	4,346,823
Real Estate Management & Development	457,267	943,251	—	1,400,518
Road & Rail	3,397,141	—	—	3,397,141
Semiconductors & Semiconductor Equipment	9,588,123	7,117,338	—	16,705,461
Software	16,360,332	35,174	—	16,395,506
Specialty Retail	8,815,193	775,586	—	9,590,779
Technology Hardware, Storage & Peripherals	8,011,149	4,455,239	—	12,466,388
Textiles, Apparel & Luxury Goods	2,435,686	1,383,095	—	3,818,781
Thrifts & Mortgage Finance	2,374,456	273,568	—	2,648,024
Tobacco	2,269,919	1,021,848	—	3,291,767
Trading Companies & Distributors	2,583,224	429,103	—	3,012,327
Transportation Infrastructure	555,557	43,261	—	598,818
Water Utilities	1,018,746	—	—	1,018,746
Wireless Telecommunication Services	4,484,912	1,582,090	—	6,067,002
Preferred Stocks(a)	2,477,172	23,186	—	2,500,358
Rights(a)	—	1	3,499	3,500
Short-Term Securities	76,274,217	—	—	76,274,217

	$405,546,039	$73,168,205	$3,499	$478,717,743

Derivative Financial Instruments(b)
Assets:
Equity contracts	$6,419,386	$—	$—	$6,419,386
Liabilities:
Equity contracts	(2,128,011)	—	—	(2,128,011)

	$4,291,375	$—	$—	$4,291,375

(a)	See above Schedule of Investments for values in each sector. Investments categorized as Level 1, 2 and 3 are included in sector type.
(b)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.